Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivables net - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade accounts receivable, Total		S/ 1,802,451	S/ 1,517,938
Trade accounts receivable, Current		1,078,582	834,632
Trade accounts receivable, Non-current		723,869	683,306
Receivables - net [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade accounts receivable, Total	[1]	894,571	773,575
Trade accounts receivable, Current	[1]	366,007	269,427
Trade accounts receivable, Non-current	[1]	528,564	504,148
Contract assets – Subsidiaries [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade accounts receivable, Total	[2]	584,217	453,610
Trade accounts receivable, Current	[2]	584,217	453,610
Trade accounts receivable, Non-current	[2]
Contract assets – Concessions [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade accounts receivable, Total	[3]	323,663	290,753
Trade accounts receivable, Current	[3]	128,358	111,595
Trade accounts receivable, Non-current	[3]	S/ 195,305	S/ 179,158

[1]	Invoices receivables are recognized net of impairment for S/44.7 million and discounted at current value for S/ 0.7 millions. (S/44.4 million for impairment and S/ 0.9 million at current value as of December 31, 2021).
[2]	The Contract Assets by the subsidiaries correspond to documents related to the estimates for services provided that were not invoiced, valuations under preparation or approval pending. These rights are recognized net of impairment for S/3.8 million and discounted at current value for S/ 2.8 million (S/ 5.2 million for impairment and S/ 5.9 million at current value as of December 31, 2021). The following is a breakdown by subsidiary:
[3]	The contract assets for concessions correspond to future collections to the Grantor according to the terms of the concession agreement as detailed below: